GOODWILL (Detail Narrative) - CAD ($)	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Goodwill [Abstract]
Goodwill			$ 3,356,355
Foreign currency translation adjustment		$ 226,193